FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Per Unit Operating Performance:
Net asset value, beginning of year	$ 168.5217		$ 183.3240		$ 193.2146
Net Realized and net unrealized change in trading profit (loss)	$ (4.6869)		$ (7.6564)		$ (2.3356)
Interest income, net	$ 0.0000		$ 0.0000		$ 0.0003
Expenses	$ (6.5238)	[1]	$ (7.1459)	[1]	$ (7.5553)	[1]
Net asset value, end of year	$ 157.3110		$ 168.5217		$ 183.3240
Total Return:
Total return (as a percent)	(6.65%)	[2]	(8.07%)	[2]	(5.12%)	[2]
Ratios to Average Partners' Capital:
Expenses (as a percent)	4.00%	[1]	4.00%	[1]	4.00%	[1]
Net investment profit (loss) (as a percent)	(4.00%)	[1]	(4.00%)	[1]	(4.00%)	[1]

[1]	The ratios do not reflect the proportionate share of income and expense of the Portfolio Funds.
[2]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual partner's return may vary from these returns based on timing of capital transactions.